Income Taxes - Schedule of Open Tax Year for Examination By Jurisdiction (Detail)	12 Months Ended
Dec. 31, 2021
New Zealand | Earliest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2016
New Zealand | Latest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2021
Bolivia | Earliest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2015
Bolivia | Latest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2021
UNITED STATES | Earliest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2018
UNITED STATES | Latest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2021
CANADA | Earliest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2017
CANADA | Latest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2021